Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

			As of March 31,
	Estimated Useful Life (in years)	March 31, 2017 (INR)	2018 (INR)	2018 (US$)
Plant and machinery (solar power plants)	25	35,664,766	47,978,808	736,888
Furniture and fixtures	5	6,043	8,648	133
Vehicles	5	13,177	46,815	719
Office equipment	5	15,926	18,789	289
Computers	3	29,827	51,238	787
Leasehold improvements — solar power plant	25	2,434,449	3,192,794	49,037
Leasehold improvements — office	1-3	19,010	109,940	1,689

		38,183,198	51,407,031	789,541
Less: Accumulated depreciation		2,484,595	4,346,546	66,757

		35,698,603	47,060,485	722,784
Freehold land		1,421,912	2,176,920	33,434
Construction in progress		3,822,093	7,343,295	112,783

Total		40,942,608	56,580,700	869,002